Commitments and Contingencies	9 Months Ended	12 Months Ended
	Jun. 30, 2026	Sep. 30, 2025
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 6 — Commitments and Contingencies

Registration Rights

The holders of Founder Shares, Representative Shares, Private Units, and units that may be issued on conversion of Working Capital Loans (and in each case holders of their component securities, as applicable) are entitled to registration rights pursuant to a registration rights agreement on July 2, 2024 requiring the Company to register such securities for resale. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to its completion of its initial Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company had granted the underwriter a 45-day option from the date of IPO to purchase up to an additional 750,000 Option Units to cover over-allotments, if any. On July 8, 2024, the underwriters exercised the Over-Allotment Option in full.

The underwriter was entitled to a cash underwriting discount of $0.15 per unit, or $750,000 (or up to $862,500 if the underwriters’ over-allotment is exercised in full). Additionally, the underwriter was entitled to acquire the Company’s 200,000 Class A ordinary shares (or up to 230,000 shares of Class A ordinary shares if the underwriters’ over-allotment is exercised in full) that were registered in the IPO and were paid at the closing of the IPO as the Representative Shares. In addition, the underwriter has agreed (i) to waive its redemption rights with respect to such shares in connection with the completion of its initial Business Combination and (ii) to waive its rights to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete its initial Business Combination within the Combination Period. In connection with the IPO, the Company issued 200,000 Representative Shares to the underwriter with a fair value of $262,000. In connection with the issuance and sales of the Option Units, the Company issued an additional 30,000 Representative Shares to the underwriter with a fair value of $39,000.

Advisory Agreements

The Company has entered into several agreements with financial advisors in connection with identifying and consulting with the Company with respect to the potential acquisition targets. Any fees under these agreements are only earned by the financial advisors, and do not become due and payable to them until the Company completes an initial Business Combination with a target identified by that financial advisor. As of the financial statements issue date, the Company has determined that the possibility of the business combination with any potential target identified by a financial advisor is not probable.

Note 6 — Commitments and Contingencies

Registration Rights

The holders of Founder Shares, Representative Shares, Private Units, and units that may be issued on conversion of Working Capital Loans (and in each case holders of their component securities, as applicable) are entitled to registration rights pursuant to a registration rights agreement on July 2, 2024 requiring the Company to register such securities for resale. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to its completion of its initial Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company had granted the underwriter a 45-day option from the date of IPO to purchase up to an additional 750,000 Option Units to cover over-allotments, if any. On July 8, 2024, the underwriters exercised the Over-Allotment Option in full.

The underwriter was entitled to a cash underwriting discount of $0.15 per unit, or $750,000 (or up to $862,500 if the underwriters’ over-allotment is exercised in full). Additionally, the underwriter was entitled to acquire the Company’s 200,000 Class A ordinary shares (or up to 230,000 shares of Class A ordinary shares if the underwriters’ over-allotment is exercised in full) that were registered in the IPO and were paid at the closing of the IPO as the Representative Shares. In addition, the underwriter has agreed (i) to waive its redemption rights with respect to such shares in connection with the completion of its initial Business Combination and (ii) to waive its rights to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete its initial Business Combination within the Combination Period. In connection with the IPO, the Company issued 200,000 Representative Shares to the underwriter with a fair value of $262,000. In connection with the issuance and sales of the Option Units, the Company issued an additional 30,000 Representative Shares to the underwriter with a fair value of $39,300.

Advisory Agreements

The Company has entered into several agreements with financial advisors in connection with identifying and consulting with the Company with respect to the potential acquisition targets. Any fees under these agreements are deemed by the Company to be success fees, and are only earned by the financial advisors, and do not become due and payable to them until the Company completes an initial Business Combination with a target identified by that financial advisor. As of the financial statements issue date, the Company has determined that the possibility of the business combination with any potential target identified by a financial advisor is not probable.